SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property and Equipment Estimated Useful Lives of Assets
Category	Estimated Useful Life

Office equipment	5 years
Motor vehicles	5 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -38 years

Assets Measeured Fair Value on a Recurring Basis
Fair Value Measurement as of December 31, 2015
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable	Fair Value at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2015
	US$	US$	US$	US$

Available-for-sale securities	56,027	-	-	56,027

Fair Value Measurement as of December 31, 2016
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable	Fair Value at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2016
	US$	US$	US$	US$

Available-for-sale securities	51,639	-	-	51,639

Schedule of future minimum sublease rental incomes
US$

2017	34,454
2018	1,357
2019	199
2020	109
2021 and thereafter	3

36,122